Accounts Payable and Other Current Liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts Payable and Other Current Liabilities	ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES

December 31 (millions of dollars)	2018	2017
Accounts payable	179	177
Accrued liabilities	590	572
Accrued interest	96	99
Regulatory liabilities (Note 12)	91	57
	956	905